Cover	Dec. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2022
Entity File Number	001-36366
Entity Registrant Name	FG FINANCIAL GROUP, INC.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	360 Central Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	(847)
Local Phone Number	773-1665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FGF
Security Exchange Name	NASDAQ
8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGFPP
Security Exchange Name	NASDAQ